Marketable securities - Gross Realized Gains and Losses Related to Marketable Securities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Investments [Line Items]
Total unrealized gain (loss) on marketable securities	$ (64)
Seadrill Partners - Common Units - unrealized (loss) / gain on marketable securities
Gain (Loss) on Investments [Line Items]
Total unrealized gain (loss) on marketable securities	(45)
Archer - unrealized (loss)/gain on marketable securities
Gain (Loss) on Investments [Line Items]
Total unrealized gain (loss) on marketable securities	$ (19)
Predecessor
Gain (Loss) on Investments [Line Items]
Total unrealized gain (loss) on marketable securities		$ (3)	$ 14	$ 17
Predecessor | Seadrill Partners - Common Units - unrealized (loss) / gain on marketable securities
Gain (Loss) on Investments [Line Items]
Total unrealized gain (loss) on marketable securities		(5)	(14)	17
Predecessor | Archer - unrealized (loss)/gain on marketable securities
Gain (Loss) on Investments [Line Items]
Total unrealized gain (loss) on marketable securities		$ 2	$ 28	$ 0